DEFERRED REVENUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Revenue
Sales deposits future delivery of buses	$ 2,512	$ 453
Future delivery of buses	1,812	1,929
Deferred revenue	4,324	2,382
LessCurrentPortion	4,324	2,382
Long-term portion of deferred revenue